Employee Benefits - Amounts Recognized in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Current service costs	₩ 212,323	₩ 209,612	₩ 285,706
Net interest costs	4,166	(9,686)	1,901
Amounts recognized in consolidated statements of comprehensive income	216,489	199,926	287,607
Cost of sales [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	150,822	131,724	161,810
Selling and administrative expenses [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	64,505	67,424	124,994
Others [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	₩ 1,162	₩ 778	₩ 803